Consolidated Income Statement (Parenthetical) - Ordinary shares [member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Basic earnings per share from continuing operations	$ 1.83	$ 3.61	$ 4.93
Diluted earnings per share from continuing operations	1.83	3.61	4.93
Basic earnings per share attributable to Vale's shareholders	1.83	4.05	4.47
Diluted earnings per share attributable to Vale's shareholders	$ 1.83	$ 4.05	$ 4.47